Supplemental cash flow information (Tables)	12 Months Ended
Oct. 31, 2021
Supplemental Cash Flow Informations Abstract
Disclosure of reconciliation of the cash flows [Table Text Block]
	2021	2020
Balance - beginning of period	$3,615,080	$3,364,499
Cash flows from financing activities:
Proceeds from issuance of convertible debentures (i)	510,000	612,279
Repayments of convertible debentures	(593,301)	(150,920)

Non-cash changes:
Accretion expense	1,169,921	1,099,818
Accrued interest on convertible debentures	408,543	285,679
Gain on revaluation of derivative liabilities	(2,547,192)	(771,920)
Gain on extinguishment of debt	1,018,928	(127,409)
Convertible debentures converted into common shares	(521,136)	(762,847)
Renewal of convertible debentures	(16,804)	(26,752)
Foreign exchange loss (gain)	195,444	92,653
Balance - end of period	$3,239,483	$3,615,080

(i) Proceeds net of original issue discount of $92,200.